Exhibit 99.3

Deal Loan ID	Data Field	Tape Data	Review Data	Tape Discrepancy Comments
1766628276	Appraised Value	Per Tape	Per Data	Tape Value is Equal to Sales Price
1766628276	DTI	49.77%	49.62%	Loan approval shows 49.61%, slight variance in subject taxes amount used.
5390197869	Doc Type	Full/Alt. Doc	No Ratio	Approval Reflects No Ratio
0490312157	DTI	54.90%	54.95%	DTI discrepancy caused by slight variance in qualifying payment.
7560270629	Doc Type	Full/Alt. Doc	Full Doc	Approval Reflects Full Doc
7560270629	DTI	22.96%	22.99%	DTI discrepancy caused by variance in other debts used in the DTI calculation.
9513024893	Appraised Value	Per Tape	Per Data	Tape Value is Equal to Sales Price
9513024893	DTI	31.65%	35.40%	DTI discrepancy caused by variance in rental income calculation.
0013430010	DTI	53.49%	53.95%	1008 DTI 49.706%. Audit qualified loan payment at fully amortized rate.
0013430010	FICO	732	733	Audit middle score of primary wage earner.
0013430010	Note Date	Per Tape	Per Data	Date Pulled From Note Document In File
0337912911	DTI	54.69%	54.58%	1008 DTI is 50.880%; Audit calculated qualifying note payment using fully indexed rate.
1979961401	DTI	3.69%	3.54%	DTI discrepancy caused by variance in other debts used in the DTI calculation.
2625864756	DTI	54.73%	54.72%	DTI discrepancy caused by slight variance in qualifying payment used.
6726480853	DTI	45.56%	45.57%	DTI discrepancy caused by slight variance in qualifying payment used.
6052257420	DTI	35.71%	35.72%	No discrepancy. Rounding – difference within 0.01%.
1207794635	DTI	46.66%	46.67%	No discrepancy. Rounding – difference within 0.01%.
0110215621	DTI	41.98%	42.96%	DTI discrepancy caused by variance in other debts used in the DTI calculation.
0110215621	Property Address	Per Tape	Per Data	Address Pulled From Note
7972574431	DTI	49.09%	49.29%	DTI discrepancy caused by variance in other debts used in the DTI calculation.
4185269728	DTI	26.50%	26.41%	DTI discrepancy caused by slight variance in qualifying payment used.
6666725920	DTI	36.49%	36.50%	DTI discrepancy caused by slight variance in qualifying payment used.
1318932005	DTI	24.42%	24.40%	DTI discrepancy caused by slight variance in qualifying payment used.
7623232772	DTI	48.71%	47.59%	DTI discrepancy caused by slight variance in qualifying payment used.
7069242109	Doc Type	Full/Alt. Doc	Full Doc	Approval Reflects Full Doc
7069242109	DTI	48.55%	49.91%	DTI discrepancy caused by variance in qualifying payment used.
4502059985	Doc Type	Full/Alt. Doc	Full Doc	Approval Reflects Full Doc
0943787923	Doc Type	Full Doc	Full/Alt. Doc	Approval Reflects Full/Alt Doc
5670674899	DTI	32.88%	38.73%	DTI discrepancy caused by variance in qualifying payment used.
9156855023	DTI	47.24%	46.99%	DTI discrepancy caused by variance in other debts used in the DTI calculation.
9156855023	FICO	758	759	The tape value is the middle score of the co-borrower.